General Information	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information [Abstract]
General information	General Information
Molecular Partners AG ("Company'") and its subsidiary (collectively "Molecular Partners" or, "Group") is a clinical stage biopharmaceutical company focusing on the discovery, development and commercialization of DARPins, a novel class of therapeutic proteins. DARPins combine the specificity and selectivity of monoclonal antibodies with many properties of small molecules, enabling new therapeutic approaches. The Company was founded on November 22, 2004, and is domiciled at Wagistrasse 14, 8952 Schlieren, Canton of Zurich, Switzerland. It is subject to the provisions of the articles of association and to article 620 et seq. of the Swiss Code of Obligations, which describe the legal requirements for limited companies (“Aktiengesellschaften”).

Molecular Partners Inc. is a wholly owned subsidiary of Molecular Partners AG. Molecular Partners Inc. was incorporated in the United States in the State of Delaware on October 8, 2018. Molecular Partners Inc. is based in Cambridge, Massachusetts.
The unaudited condensed consolidated interim financial statements for the six months ended June 30, 2022 were approved for issuance by the Board of Directors on August 24, 2022.The Company’s shares are listed on the SIX Swiss Exchange (Ticker: MOLN) since November 5, 2014 and on the Nasdaq Global Select Market (Ticker: MOLN) since June 16, 2021.